Segment information - Results by Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Segment Reporting Information [Line Items]
Revenues	$ 1,008	$ 1,059	$ 1,388
Depreciation	155	346	426
Amortization of intangibles	0	1	134
Impairment of drilling units and intangible assets	152	4,108	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(157)	(4,482)	(295)
Unallocated items:
Total financial items and other	(430)	38	(465)
Loss before income taxes	(587)	(4,444)	(760)
Drilling units	1,777	2,120
Book value of Seadrill investment	27	24
Assets held for sale	1,103	685
Cash and restricted cash	535	659	1,305	$ 1,632
Other assets	437	473
Total assets	3,879	3,961
Capital expenditures	93	148	162
Other
Segment Reporting Information [Line Items]
Revenues	11	18	24
Depreciation	1	29	29
Impairment of drilling units and intangible assets	0	48	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(14)	(218)	(23)
Harsh environment
Segment Reporting Information [Line Items]
Amortization of intangibles	0	1	0
Unallocated items:
Drilling units	709	1,032
Capital expenditures	30	26	34
Harsh environment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	495	526	510
Depreciation	73	93	125
Impairment of drilling units and intangible assets	152	419	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(138)	(396)	(69)
Floaters
Segment Reporting Information [Line Items]
Amortization of intangibles	0	0	105
Unallocated items:
Drilling units	524	528
Capital expenditures	35	110	111
Floaters | Operating Segments
Segment Reporting Information [Line Items]
Revenues	363	358	625
Depreciation	37	176	224
Impairment of drilling units and intangible assets	0	3,555	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(21)	(3,781)	(201)
Jack-up rigs
Segment Reporting Information [Line Items]
Amortization of intangibles	0	0	29
Unallocated items:
Drilling units	544	560
Capital expenditures	28	12	17
Jack-up rigs | Operating Segments
Segment Reporting Information [Line Items]
Revenues	139	157	229
Depreciation	44	48	48
Impairment of drilling units and intangible assets	0	86	0
Operating Income - net income [Abstract]
Operating profit/(loss)	$ 16	$ (87)	$ (2)